Business Combinations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Loans At Acquisition Date [Line Items]
Date of acquisition	Feb. 17, 2012		Feb. 17, 2012
Company paid in aggregate connection with the CTS Business acquisition			$ 400.0
Proceed from incremental term loan facility and cash on hand		400.0	400.0
Transaction related costs			14.1
Goodwill recorded amount	170.4		169.4
Goodwill tax deductible amount	6.8		6.8
Weight average life of acquired intangible assets			13 years 6 months
Net earnings/(loss)	(65.9)	(1.0)	(39.2)	(50.1)	(287.0)
Acquired Business
Loans At Acquisition Date [Line Items]
Net revenue			67.9
Net earnings/(loss)			$ (0.5)